STOCKHOLDERS' DEFICIT (Details Narrative) - USD ($)							3 Months Ended					4 Months Ended			8 Months Ended	9 Months Ended	12 Months Ended
	Jan. 25, 2019	Jan. 14, 2019	Jan. 14, 2019	Sep. 02, 2018	Aug. 28, 2018	Aug. 08, 2018	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	May 31, 2019	Dec. 31, 2018	Dec. 31, 2018	Aug. 31, 2018	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Sep. 19, 2018	Sep. 18, 2018
Preferred stock, authorized							10,000,000	10,000,000		10,000,000			10,000,000	10,000,000		10,000,000	10,000,000	10,000,000	10,000,000
Preferred stock, par value (in dollars per share)							$ 0.001			$ 0.001			$ 0.001	$ 0.001		$ 0.001	$ 0.001	$ 0.001
Preferred Stock, Shares Issued							0			0			0	0		0	0	0
Common Stock, Shares Authorized							200,000,000	200,000,000		200,000,000			200,000,000	200,000,000		200,000,000	200,000,000	200,000,000	200,000,000	50,000,000
Common stock, authorized							200,000,000	200,000,000		200,000,000			200,000,000	200,000,000		200,000,000	200,000,000	200,000,000	200,000,000	50,000,000
Common stock, par value (in dollars per share)							$ 0.001			$ 0.001			$ 0.001	$ 0.001		$ 0.001	$ 0.001	$ 0.001
Common stock, shares outstanding or deemed outstanding							19,250,626			19,205,624			19,205,624	19,205,624		19,250,626	19,205,624	9,906,526
Common Stock, Voting Rights																	The holders of common stock are entitled to one vote for each share of common stock held at the time of vote.
Common Stock, Shares, Outstanding							19,250,626			19,205,624			19,205,624	19,205,624		19,250,626	19,205,624	9,906,526
Comsultant description of agreement																	As compensation for such services, the Company has agreed to pay the consultant $75 an hour in cash and $75 an hour in shares of common stock with a monthly cap of $6,500 in cash and $6,500 a month in shares of common stock. The Company has additionally agreed to pay the consultant 1.5% of the gross revenue during the term of the agreement and six months after
Shares issued, price per share										$ 0.04			$ 0.04	$ 0.04			$ 0.04
Value of common stock issued																		$ 100,000
Number of share issued for services													6,667	13,000	10,134
Value of share issued for services							$ 761	$ 560	$ 560				$ 280	$ 562	$ 734		$ 5,148
Share price (in dollars per share)										0.05			$ 0.05	$ 0.05			$ 0.05
Convertible conversion price										5,687,630			5,687,630	5,687,630			$ 5,687,630
Original debt, amount																	$ 2,275,050
Class of warrant or rights, granted																	167,875
Option, exercise price							$ 0.75									$ 0.75
Volatility Rate, minimum																	78.00%
Volatility Rate, maximum																	86.00%
Risk free interest rate, minimum																	2.27%
Risk free interest rate, maximum																	2.90%
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)							0.40			$ 0.40			$ 0.40	$ 0.40		$ 0.40	$ 0.40	$ 0.40
Expected life (years)																	5 years
Dividend rate																	0.00%
Consultant pursuant [Member]
Number of share issued for services											70,000
Value of share issued for services											$ 3,290
Consulting services [Member]
Number of share issued for services										6,667
Value of share issued for services										$ 280
Convertible Notes Payable [Member]
Convertible conversion price																		$ 0.40
Proceeds from issuance of warrants																	$ 45,380
Class of warrant or rights, granted																	167,875	234,375
Amortization of debt issuance costs and discounts																	$ 4,735
Option [Member]
Remaining stock options will be amortized																$ 5,927
Boris Goldstein [Member] | Option [Member]
Number of shares purchase for issuance of options			800,000
Option, exercise price		$ 0.75	$ 0.75
Vesting period			24 months
Description of options vesting period			25% (or 200,000 and 50,000, respectively) shall vest six months after the grant date with the remaining options will vest on a monthly basis at a rate of 1/24th per month.
Expiration date			Jan. 14, 2029
Expected life (years)			10 years
Volatility rate			77.00%
Risk free interest rate			2.71%
Dividend rate			0.00%
Stock price		0.042	$ 0.042
Exercise price (in dollars per share)		$ 0.75	$ 0.75
Stock option expense																$ 8,819
Mr. Vadim Sakharov [Member]
Number of common stock issued		200,000
One-Year Agreement [Member] | Advisor [Member]
Number of common stock issued					5,000	6,667
Value of common stock issued					$ 6,667	$ 5,000
Number of share issued for services																20,001
Value of share issued for services																$ 840
Share price (in dollars per share)							0.04									$ 0.04
Four-Month Agreement [Member] | Advisor [Member]
Number of common stock issued				5,000
Number of share issued for services																5,000
Value of share issued for services																$ 200
Share price (in dollars per share)							$ 0.04									$ 0.04
Employment Agreement [Member] | Jesse W. Crowne [Member] | Option [Member]
Number of shares purchase for issuance of options	800,000
Option, exercise price	$ 0.75
Number of share vested on quarterly basis	600,000
Vesting period	2 years
Expiration date	Jan. 25, 2029
Expected life (years)	10 years
Volatility rate	77.00%
Risk free interest rate	2.76%
Dividend rate	0.00%
Stock price	$ 0.042
Exercise price (in dollars per share)	$ 0.75
Stock option expense												$ 2,366
Employment Agreement [Member] | Jesse W. Crowne [Member] | Option [Member] | One Year Anniversary [Member]
Number of option vested	200,000